Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional paid in capital	Unearned Compensation	Retained Earnings	Statutory reserves	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 8,491	$ 7,778	$ 13,361,447		$ 24,717,707	$ 15,069	$ (1,353,141)		$ 36,757,351
Balance (in Shares) at Dec. 31, 2018	8,491,177	7,778,400
Net income (loss)					2,739,990				2,739,990
Foreign currency translation adjustment							(561,091)		(561,091)
Capital contributed by shareholder			3,582,781						3,582,781
Shares issued for business acquisition	$ 1,441		11,424,848					(9,807)	11,416,482
Shares issued for business acquisition (in Shares)	1,440,894
Statutory reserves					(501,124)	501,124
Reclassification of common stock	$ 7,778	$ (7,778)
Reclassification of common stock (in Shares)	7,778,400	(7,778,400)
Balance at Dec. 31, 2019	$ 17,710		28,369,076		26,956,573	516,193	(1,914,232)	(9,807)	53,935,513
Balance (in Shares) at Dec. 31, 2019	17,710,471
Net income (loss)					(13,091,790)			37,380	(13,054,410)
Foreign currency translation adjustment							5,507,420	2,172	5,509,592
Private placement	$ 1,049		6,502,329						6,503,378
Private placement (in Shares)	1,048,932
Capital contributed by shareholder			4,550,000						4,550,000
Shares issued for business acquisition	$ 1,563		18,329,213						18,330,776
Shares issued for business acquisition (in Shares)	1,562,726
Shares issued for share-based compensation	$ 233		1,721,637	(624,455)					1,097,415
Shares issued for share-based compensation (in Shares)	233,000
Capital contribution from non-controlling interest								3,065,134	3,065,134
Statutory reserves					(4,235,071)	4,235,071
Balance at Dec. 31, 2020	$ 20,555		59,472,255	(624,455)	9,629,712	4,751,264	3,593,188	3,094,879	79,937,398
Balance (in Shares) at Dec. 31, 2020	20,555,129
Net income (loss)					30,380,361			126,161	30,506,522
Foreign currency translation adjustment							2,039,011	2,051	2,041,062
Capital contribution from non-controlling interest								751,841	751,841
Statutory reserves					(2,190,847)	2,190,847
Balance at Dec. 31, 2021	$ 39,813		130,318,637	(125,630)	37,819,226	6,942,111	5,632,199	$ 3,974,932	184,601,288
Balance (in Shares) at Dec. 31, 2021	39,812,629
Issuance of common shares and pre-funded warrants	$ 19,250		70,775,215						70,794,465
Issuance of common shares and pre-funded warrants (in Shares)	19,250,000
Shares issued for board compensation	$ 8		$ 71,167						71,175
Shares issued for board compensation (in Shares)	7,500
Amortization of share-based compensation				$ 498,825					$ 498,825